INTANGIBLE ASSET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 695
Amortization expenses			$ 230